Investment Strategy	Dec. 17, 2025
Venerable Real Estate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in real estate companies and in derivatives that have economic characteristics similar to such securities. The Fund considers a company to be a real estate company if it is included in the Global Industry Classification Standard (“GICS”) real estate sector.

The Fund seeks to achieve its objective by investing in equity securities of real estate companies economically tied to the U.S. In determining if a security is economically tied to the U.S., the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P. The Fund invests principally in securities of companies, known as real estate investment trusts (“REITs”) and other REIT-like entities, that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund concentrates (i.e., invests greater than 25% of its net assets) in companies in the real estate industry.

The Fund may invest in large, medium or small capitalization companies.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser. The Fund seeks to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves"), each of which is advised by RIM or by RIM and a non-discretionary sub-adviser that provides the Adviser and RIM with investment recommendations in the form of a model portfolio, which RIM utilizes to purchase and sell securities for the Fund. The non-discretionary sub-advisers utilize different investment strategies in providing investment recommendations for their respective sleeves, act independently from one another, and use their own methodologies for selecting investments. Non-discretionary sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both. The Fund's use of such model portfolios and the allocation of Fund assets may change at any time. RIM also manages the Fund's cash balances and may manage portions of the Fund during transitions between non-discretionary sub-adviser strategies. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in real estate companies and in derivatives that have economic characteristics similar to suchsecurities.
Venerable International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and in derivatives that have economic characteristics similar to such securities. Equity securities in which the Fund invests include common stocks, preferred stocks, warrants, rights, participation notes, convertible securities, and depositary receipts. The Fund also invests in derivatives that are equity-equivalent securities or instruments whose values are based on common stocks (i.e., synthetic foreign equity securities, convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index), and index swaps and currency forwards). The fund invests principally in developed countries but may invest in emerging markets.

Under normal market conditions, the Fund invests principally in issuers located outside of the United States. The Fund considers an investment to be tied economically to a country if the issuer: (i) has a class of its securities whose principal securities market is in the country; (ii) is organized under the laws of, or has a principal office in, the country; (iii) derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in the country; or (iv) maintains 50% or more of its assets in the country. The Fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single country. The Fund may invest a portion of its assets in emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund invests principally in large and medium capitalization companies. The Fund defines large and medium capitalization companies as those companies represented by the MSCI EAFE Index (a widely recognized benchmark that measures the performance of mid- and large-cap companies across developed markets, excluding the U.S. and Canada).

The Fund may use derivatives to manage country and currency exposure and facilitate the implementation of its investment strategy. For example, the Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security but are generally exercisable over a longer term than typical options. Participation notes are a form of derivative issued by a bank or broker-dealer that provide the same exposure to an underlying security as buying the underlying security directly. A low exercise price warrant gives the holder the right to purchase an underlying security at a price lower than the current market price, which can be advantageous if the market price of the underlying security increases. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.

The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the financials sector.

The Fund may also invest a portion of its assets in real estate investment trusts ("REITs"), which are companies that own, operate, or finance properties.

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser. The Fund seeks to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves"), each of which is advised by FT or by FT and a non-discretionary sub-adviser affiliated with FT that provides the Adviser and FT with investment recommendations in the form of a model portfolio, which FT utilizes to purchase and sell securities for the Fund. The non-discretionary sub-advisers utilize different investment strategies in providing investment recommendations for their respective sleeves, act independently from one another, and use their own methodologies for selecting investments. Non-discretionary sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both. The Fund's use of such model portfolios and the allocation of Fund assets may change at any time. FT also manages the Fund's cash balances and may manage portions of the Fund during transitions between non-discretionary sub-adviser strategies.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and in derivatives that have economic characteristics similar to such securities.
Venerable Inflation Focused Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

In pursuing its investment objective, the Fund seeks, over the long term, to provide investment returns that exceed the level of U.S. inflation, as measured by the Consumer Price Index for All Urban Consumers. The Fund invests, under normal circumstances, principally in:

●	inflation-indexed fixed income securities, including U.S. Treasury Inflation Protected Securities (“TIPS”) and other inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury.

●	Other bonds and debt obligations of any kind, including nominal debt securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality, corporate bonds and notes, mortgage- or asset-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage pass-through securities, to be announced ("TBA") securities, bank loans, collateralized loan obligations, commercial paper, and certificates of deposit.

●	Repurchase agreements, which are agreements under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

●	Various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps (including inflation swaps and total return swaps), foreign currency futures and forwards. In particular, the Fund may use interest rate swaps, inflation swaps, total return swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

The Fund may invest in securities of any maturity, although the Fund normally expects to maintain a dollar-weighted average effective duration, as estimated by the Fund’s sub-adviser, within 3 years of that of its benchmark, the Bloomberg U.S. Treasury Inflation Notes Index. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

The Fund intends to limit its investments to U.S. dollar denominated securities and currently anticipates that it will generally only purchase debt securities rated, at the time of purchase, at least Baa3 by Moody's Investors Service or BBB- by S&P Global Ratings, or have an equivalent rating by a nationally recognized statistical rating organization or are of comparable quality if unrated (as determined by the sub-adviser). These securities are known as "investment grade securities."

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

Venerable Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund invests at least 99.5% of the Fund’s total assets in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities or cash. In addition, under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in government securities and/or repurchase agreements that are fully collateralized by government securities. "Government securities” means any securities issued or guaranteed as to principal or interest by the U.S., or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. The Fund invests mainly in debt securities that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bills) or by the credit of a federal agency or government-sponsored entity (e.g., securities issued by Fannie Mae and Freddie Mac). The U.S. government securities in which the Fund invests may also include variable and floating rate instruments and when-issued and delayed delivery securities (i.e., payment or delivery of the securities occurs at a future date for a predetermined price). The securities purchased by the Fund are subject to quality, maturity, diversification and other requirements pursuant to rules promulgated by the U.S. Securities and Exchange Commission. The Fund may consider, among other factors, credit and interest rate risks and characteristics of the issuer or counterparty, as well as general market conditions, when deciding whether to buy or sell investments.

The Fund may not hold an investment with more than 397 days remaining to maturity and the Fund’s average weighted maturity will not exceed 60 days (in each case after giving effect to applicable maturity-shortening features such as interest rate resets or demand features, as described below). In addition, the weighted average life (determined without reference to maturity-shortening features) of the Fund will not exceed 120 days. Short-term investments may have lower yields than longer-term investments. Some investments that are purchased for the Fund have an interest rate that changes based on a market interest rate and/or allow the holder to demand payment of principal and accrued interest before the scheduled maturity date. The maturity of these obligations is measured using the relatively short period until the interest rate resets and/or payment could be demanded, as applicable. Because the interest rate on these investments can change, these investments are unlikely to be able to lock in favorable longer-term interest rates.

The Fund maintains certain minimum liquidity standards, including that the Fund may not purchase:

●	a security other than a security offering daily liquidity (as specified by applicable rules governing money market funds) if, immediately after purchase, the Fund would have invested less than 25% of its total assets in securities offering daily liquidity;

●	may not purchase a security other than a security offering weekly liquidity (as specified by applicable rules governing money market funds) if, immediately after purchase, the Fund would have invested less than 50% of its total assets in securities offering weekly liquidity (i.e., liquidity within five business days); and

●	may not purchase an illiquid security (a security that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to it by the Fund) if, immediately after purchase, the Fund would have invested more than 5% of its total assets in illiquid securities.

The Fund may purchase investments on a when-issued or delayed delivery basis.

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short term rating category or, if not rated, are determined by the Sub-Adviser to be of equivalent quality.

Strategy Portfolio Concentration [Text]	In addition, under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in government securities and/or repurchase agreements that are fully collateralized by government securities. "Government securities” means any securities issued or guaranteed as to principal or interest by the U.S., or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.